Related Party Transactions - Schedule of Related Party Share Ownership (Details) - Affiliated entities $ in Thousands	23 Months Ended
Sep. 30, 2021 USD ($) shares
Related Party Transaction [Line Items]
Total Purchase Price | $	$ 252,103
MassMutual (1)
Related Party Transaction [Line Items]
Total Purchase Price | $	207,526
IGP + Fund
Related Party Transaction [Line Items]
Total Purchase Price | $	22,000
Invesco Realty, Inc.
Related Party Transaction [Line Items]
Total Purchase Price | $	20,007
Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Total Purchase Price | $	$ 2,570
Class T Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class T Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class T Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class T Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class T Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class S Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class S Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class S Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class S Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class S Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class D Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class D Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class D Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class D Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	91
Class D Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class I Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	160
Class I Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class I Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class I Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class I Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	160
Class E Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	876,406
Class E Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class E Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	783,032
Class E Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class E Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	93,374
Class N Common Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	8,381,554
Class N Common Stock | MassMutual (1)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	7,642,853
Class N Common Stock | IGP + Fund
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0
Class N Common Stock | Invesco Realty, Inc.
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	738,701
Class N Common Stock | Members of our board of directors and employees of our Adviser
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	0